Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 24. Subsequent Events
In preparing the consolidated financial statements as of December 31, 2022 and 2021, the Company has evaluated subsequent events through March 30, 2023, which is the date the consolidated financial statements were issued.
Completion of Exercise and Consent Solicitation Relating to Public Warrants
O
n January 20, 2023, the Company announced the successful offer to exercise and consent solicitation (the “Exercise and Consent Solicitation”) of the Company’s outstanding public warrants. Holders o
f
6,834,987
w
arrants elected to exercise their public warrants prior to the expiration date of the Exercise and Consent Solicitation (including holders o
f
2,149,000
 public warrants that elected to exercise such warrants on a cash basis), resulting in cash proceeds of $
6.8
 million. The remaining
833,289
public warrants were exercised automatically on a cashless basis
.
None of the Company’s public warrants remained outstanding and the warrants ceased trading on the New York Stock Exchange (“NYSE”). The ordinary shares will continue to be listed and trade on the NYSE under the symbol “GENI”.